Subsequent Events - Additional Information (Detail) - Subsequent Event $ / shares in Units, $ in Thousands	1 Months Ended
Apr. 30, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, dividends, per share, declared	$ 0.30
Cash dividend payable date	Jun. 15, 2023
Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.44
Preferred cash dividend per depositary share total aggregate amount payable | $	$ 2,625
Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.39
Preferred cash dividend per depositary share total aggregate amount payable | $	$ 2,344